Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, share authorized	900,000	900,000
Common stock, shares issued	260,891	239,489
Common stock, shares outstanding	260,891	239,489
Common stock, par value	¥ 0	¥ 0
Treasury Stock, Common, Shares	142,000